Derivative Financial Instruments - Details of Participating Cross Currency Swap and FX Swap Contracts (Detail)	Dec. 31, 2017 TRY (₺)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 TRY (₺)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Liabilities, Fair Value	₺ (15,478,000)
Cross currency swap and fx swap contracts one [member] | 27 August 2018 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Assets, Sell - Notional Amount | $		$ 20,000,000
Cross currency swap and fx swap contracts one [member] | 02 January 2018 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Assets, Sell - Notional Amount | €			€ 39,835,000
Current Derivative Financial Instruments Assets, Fair Value	1,005,000
Cross currency swap and fx swap contracts two [member] | 27 August 2018 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Assets, Buy - Notional Amount	69,680,000
Current Derivative Financial Instruments Assets, Fair Value	6,554,000
Cross currency swap and fx swap contracts two [member] | 24 January 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Assets, Sell - Notional Amount | $		25,000,000
Cross currency swap and fx swap contracts two [member] | 02 January 2018 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Liabilities, Buy - Notional Amount	470,232,000
Current Derivative Financial Instruments Liabilities, Sell - Notional Amount | $		122,680,000
Current Derivative Financial Instruments Liabilities, Fair Value	(2,465,000)
Cross currency swap and fx swap contracts three [member] | 28 January 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Assets, Sell - Notional Amount | $		18,000,000
Cross currency swap and fx swap contracts three [member] | 02 January 2018 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Liabilities, Buy - Notional Amount	180,023,000
Current Derivative Financial Instruments Liabilities, Sell - Notional Amount | $		47,250,000
Current Derivative Financial Instruments Liabilities, Fair Value	(545,000)
Cross currency swap and fx swap contracts three [member] | 14 December 2018 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Assets, Buy - Notional Amount	81,480,000
Current Derivative Financial Instruments Assets, Sell - Notional Amount | €			20,000,000
Current Derivative Financial Instruments Assets, Fair Value	9,965,000
Cross currency swap and fx swap contracts four [member] | 24 January 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Assets, Buy - Notional Amount	95,550,000
Current Derivative Financial Instruments Assets, Fair Value	72,000
Cross currency swap and fx swap contracts four [member] | 16 July 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Assets, Sell - Notional Amount | $		14,620,000
Cross currency swap and fx swap contracts four [member] | January three two thousand eighteen [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Liabilities, Buy - Notional Amount	141,001,000
Current Derivative Financial Instruments Liabilities, Sell - Notional Amount | $		36,786,000
Current Derivative Financial Instruments Liabilities, Fair Value	(726,000)
Cross currency swap and fx swap contracts five [member] | 28 January 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Assets, Buy - Notional Amount	67,410,000
Current Derivative Financial Instruments Assets, Fair Value	1,498,000
Cross currency swap and fx swap contracts five [member] | July twenty two two thousand nineteen [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Assets, Sell - Notional Amount | $		19,780,000
Cross currency swap and fx swap contracts five [member] | January four two thousand eighteen [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Liabilities, Buy - Notional Amount	219,162,000
Current Derivative Financial Instruments Liabilities, Sell - Notional Amount | $		57,245,000
Current Derivative Financial Instruments Liabilities, Fair Value	(1,043,000)
Cross currency swap and fx swap contracts six [member] | 16 September 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Assets, Sell - Notional Amount | $		150,000,000
Cross currency swap and fx swap contracts six [member] | January five two thousand eighteen [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Liabilities, Buy - Notional Amount	115,022,000
Current Derivative Financial Instruments Liabilities, Sell - Notional Amount | $		30,150,000
Current Derivative Financial Instruments Liabilities, Fair Value	(435,000)
Cross currency swap and fx swap contracts six [member] | 13 June 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Assets, Buy - Notional Amount	98,625,000
Current Derivative Financial Instruments Assets, Sell - Notional Amount | €			25,000,000
Current Derivative Financial Instruments Assets, Fair Value	17,354,000
Cross currency swap and fx swap contracts seven [member] | 16 July 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Assets, Buy - Notional Amount	52,164,000
Current Derivative Financial Instruments Assets, Fair Value	4,465,000
Cross currency swap and fx swap contracts seven [member] | 16 September 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Assets, Sell - Notional Amount | $		100,000,000
Cross currency swap and fx swap contracts seven [member] | January ten two thousand eighteen [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Liabilities, Buy - Notional Amount	17,204,000
Current Derivative Financial Instruments Liabilities, Sell - Notional Amount | $		4,500,000
Current Derivative Financial Instruments Liabilities, Fair Value	(284,000)
Cross currency swap and fx swap contracts eight [member] | July twenty two two thousand nineteen [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Assets, Buy - Notional Amount	69,744,000
Current Derivative Financial Instruments Assets, Fair Value	6,996,000
Cross currency swap and fx swap contracts eight [member] | 16 September 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Assets, Sell - Notional Amount | $		100,000,000
Cross currency swap and fx swap contracts eight [member] | January ten two thousand eighteen [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Liabilities, Buy - Notional Amount	15,916,000
Current Derivative Financial Instruments Liabilities, Sell - Notional Amount | €			3,500,000
Current Derivative Financial Instruments Liabilities, Fair Value	(157,000)
Cross currency swap and fx swap contracts nine [member] | 16 September 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Assets, Sell - Notional Amount | $		70,500,000
Cross currency swap and fx swap contracts nine [member] | January twenty second two thousand eighteen [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Liabilities, Buy - Notional Amount	91,556,000
Current Derivative Financial Instruments Liabilities, Sell - Notional Amount | €			20,140,000
Current Derivative Financial Instruments Liabilities, Fair Value	(620,000)
Cross currency swap and fx swap contracts nine [member] | July twenty three two thousand nineteen [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Assets, Buy - Notional Amount	203,600,000
Current Derivative Financial Instruments Assets, Sell - Notional Amount | €			50,000,000
Current Derivative Financial Instruments Assets, Fair Value	27,198,000
Cross currency swap and fx swap contracts ten [member] | 16 September 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Assets, Buy - Notional Amount	435,000,000
Current Derivative Financial Instruments Assets, Sell - Notional Amount | $		50,000,000
Current Derivative Financial Instruments Assets, Fair Value	142,085,000
Cross currency swap and fx swap contracts ten [member] | February five thousand eighteen [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Liabilities, Buy - Notional Amount	137,834,000
Current Derivative Financial Instruments Liabilities, Sell - Notional Amount | €			30,400,000
Current Derivative Financial Instruments Liabilities, Fair Value	(601,000)
Currency and interest swap contracts six [member] | 16 September 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Assets, Buy - Notional Amount				₺ 435,000,000
Current Derivative Financial Instruments Assets, Sell - Notional Amount | $					$ 150,000,000
Current Derivative Financial Instruments Assets, Fair Value				84,416,000
Currency and interest swap contracts seven [member] | 16 September 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Assets, Buy - Notional Amount				293,500,000
Current Derivative Financial Instruments Assets, Sell - Notional Amount | $					100,000,000
Current Derivative Financial Instruments Assets, Fair Value				51,481,000
Currency and interest swap contracts one [member] | 3 January 2017 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Assets, Buy - Notional Amount				18,455,000
Current Derivative Financial Instruments Assets, Sell - Notional Amount | €						€ 5,000,000
Current Derivative Financial Instruments Assets, Fair Value				86,000
Currency and interest swap contracts two [member] | 24 Mar 17 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Assets, Buy - Notional Amount				73,400,000
Current Derivative Financial Instruments Assets, Sell - Notional Amount | €						20,000,000
Current Derivative Financial Instruments Assets, Fair Value				598,000
Currency and interest swap contracts three [member] | 12 April 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Assets, Buy - Notional Amount				824,750,000
Current Derivative Financial Instruments Assets, Sell - Notional Amount | €						250,000,000
Current Derivative Financial Instruments Assets, Fair Value				116,674,000
Currency and interest swap contracts four [member] | 12 April 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Assets, Buy - Notional Amount				328,600,000
Current Derivative Financial Instruments Assets, Sell - Notional Amount | €						100,000,000
Current Derivative Financial Instruments Assets, Fair Value				47,949,000
Currency and interest swap contracts five [member] | 12 April 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Assets, Buy - Notional Amount				495,000,000
Current Derivative Financial Instruments Assets, Sell - Notional Amount | €						€ 150,000,000
Current Derivative Financial Instruments Assets, Fair Value				81,534,000
Cross currency swap and FX swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Assets, Fair Value	961,665,000			382,738,000
Current Derivative Financial Instruments Liabilities, Fair Value				(73,000)
Cross currency swap and fx swap contracts fourteen [member] | 16 September 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Assets, Buy - Notional Amount	194,000,000
Current Derivative Financial Instruments Assets, Fair Value	(2,951,000)
Cross currency swap and fx swap contracts fourteen [member] | 2 December 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Liabilities, Buy - Notional Amount	269,451,000
Current Derivative Financial Instruments Liabilities, Sell - Notional Amount | $		$ 70,500,000
Current Derivative Financial Instruments Liabilities, Fair Value	(5,010,000)
Cross currency swap and fx swap contracts eleven [member] | 16 September 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Assets, Buy - Notional Amount	386,500,000
Current Derivative Financial Instruments Assets, Fair Value	(4,645,000)
Cross currency swap and fx swap contracts eleven [member] | February nineteen thousand eighteen [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Liabilities, Buy - Notional Amount	82,013,000
Current Derivative Financial Instruments Liabilities, Sell - Notional Amount | €			17,860,000
Current Derivative Financial Instruments Liabilities, Fair Value	(1,413,000)
Cross currency swap and fx swap contracts twelve [member] | 16 September 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Assets, Buy - Notional Amount	293,500,000
Current Derivative Financial Instruments Assets, Fair Value	90,071,000
Cross currency swap and fx swap contracts twelve [member] | March five thousand eighteen [member];;
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Liabilities, Buy - Notional Amount	1,143,000
Current Derivative Financial Instruments Liabilities, Sell - Notional Amount | €			250,000
Current Derivative Financial Instruments Liabilities, Fair Value	(25,000)
Cross currency swap and fx swap contracts thirteen [member] | 16 September 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Assets, Buy - Notional Amount	242,873,000
Current Derivative Financial Instruments Assets, Fair Value	33,535,000
Cross currency swap and fx swap contracts thirteen [member] | December nineteen two thousand nineteen [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Liabilities, Buy - Notional Amount	97,997,000
Current Derivative Financial Instruments Liabilities, Sell - Notional Amount | €			21,500,000
Current Derivative Financial Instruments Liabilities, Fair Value	(2,154,000)
Cross currency swap and fx swap contracts fifteen [member] | 3 January 2017 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Liabilities, Buy - Notional Amount				21,009,000
Current Derivative Financial Instruments Liabilities, Sell - Notional Amount | $					5,960,000
Current Derivative Financial Instruments Liabilities, Fair Value				(55,000)
Cross currency swap and fx swap contracts fifteen [member] | 25 October 2025 [Member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Assets, Buy - Notional Amount	1,650,000,000
Current Derivative Financial Instruments Assets, Sell - Notional Amount | €			500,000,000
Current Derivative Financial Instruments Assets, Fair Value	627,385,000
Cross currency swap and fx swap contracts sixteen [member] | 3 January 2017 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Liabilities, Buy - Notional Amount				7,050,000
Current Derivative Financial Instruments Liabilities, Sell - Notional Amount | $					$ 2,000,000
Current Derivative Financial Instruments Liabilities, Fair Value				₺ (18,000)
Cross currency swap and fx swap contracts sixteen [member] | April twenty two and two thousand twenty six [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Assets, Buy - Notional Amount	275,850,000
Current Derivative Financial Instruments Assets, Sell - Notional Amount | €			€ 60,000,000
Current Derivative Financial Instruments Assets, Fair Value	₺ 1,078,000